Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	212,770,019
Proposed Maximum Offering Price per Unit	0.4459
Maximum Aggregate Offering Price	$ 94,874,151.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,102.12
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on August 14, 2026, as reported on the Nasdaq Capital Market Consists of up to 212,770,019 shares of Common Stock offered for resale by the selling shareholder named in the prospectus.